Debt (Export Credit Facilities Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) item
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	617
2004 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Credit facility, term	10 years
Export Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility amount outstanding	$ 2,292,686
Debt Instrument, Collateral Amount	$ 4,300,000
Export Credit Facilities [Member] | 2003 Airbus ECA Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	17
Floating rate tranches	$ 201,982
Spread over reference rate	0.35%
Debt, Maturity	2016-2020
Export Credit Facilities [Member] | 2004 Airbus ECA Credit Facility, Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	41
Floating rate tranches	$ 559,467
Spread over reference rate	1.28%
Debt, Maturity	2016-2019
Export Credit Facilities [Member] | 2004 Airbus ECA Credit Facility, Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	8
Fixed rate tranches	$ 140,101
Stated interest rate	4.08%
Debt, Maturity	2018-2020
Export Credit Facilities [Member] | 2008 Airbus ECA Credit Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	4
Floating rate tranches	$ 102,476
Spread over reference rate	1.35%
Debt, Maturity	2022
Export Credit Facilities [Member] | 2008 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	13
Fixed rate tranches	$ 418,402
Stated interest rate	3.18%
Debt, Maturity	2021-2023
Export Credit Facilities [Member] | 2009 Airbus ECA Credit Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	2
Floating rate tranches	$ 42,394
Spread over reference rate	1.11%
Debt, Maturity	2022
Export Credit Facilities [Member] | 2009 Airbus ECA Credit Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	3
Fixed rate tranches	$ 63,860
Stated interest rate	4.22%
Debt, Maturity	2021-2022
Export Credit Facilities [Member] | Airbus ECA Capital Markets Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	3
Fixed rate tranches	$ 130,044
Stated interest rate	3.60%
Debt, Maturity	2021
Export Credit Facilities [Member] | Other Airbus ECA Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	5
Fixed rate tranches	$ 344,649
Stated interest rate	2.38%
Debt, Maturity	2024-2027
Export Credit Facilities [Member] | 2012 Ex-Im Capital Markets Faciliy [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	2
Fixed rate tranches	$ 220,584
Stated interest rate	1.49%
Debt, Maturity	2025
Export Credit Facilities [Member] | 2010 Ex-Im Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	2
Fixed rate tranches	$ 33,562
Stated interest rate	2.95%
Debt, Maturity	2022
Export Credit Facilities [Member] | EDC Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	4
Fixed rate tranches	$ 35,165
Stated interest rate	4.50%
Debt, Maturity	2020
Minimum [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, term	10 years
Maximum [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, term	12 years